Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL REAL ESTATE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Real Estate Portfolio's (the "Portfolio") investment objective is to provide current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class IS shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the real estate industry. Such companies are located in various global markets throughout the world (excluding the United States and Canada). This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Portfolio will invest primarily in companies located in the developed countries of Europe and Asia, but may also invest in emerging markets.

The Adviser and the Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Company ("MSIM Company") and Morgan Stanley Investment Management Limited ("MSIM Limited"), actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The Adviser's and Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's and Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country. The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign Real Estate Companies. Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which foreign real estate companies are organized and operated. Operating foreign real estate companies requires specialized management skills and the Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance and comparative sector index, over time. The performance of the Class IS shares will differ because the Class IS shares have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance and comparative sector index, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years (Class I)*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*  Class I shares are not offered in this Prospectus. Class IS shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2013 and therefore Class IS shares do not have annualized return information to report. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Portfolio as expenses of Class IS are estimated to be lower. Return information for the Portfolio's Class IS shares will be shown in future prospectuses offering the Portfolio's Class IS shares after the Portfolio's Class IS shares have a full calendar year of return information to report.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	37.88%
Low Quarter	12/31/08	–32.06%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class I shares are not offered in this Prospectus.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.06%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's Class IS shares will vary from Class I shares' returns.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's Class IS shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the calendar periods ended December 31, 2013)
FTSE EPRA/ NAREIT Developed ex-North America Real Estate—Net Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	7.45%	[1]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	15.13%	[1]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	9.04%	[1]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	22.78%	[2]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	12.44%	[2]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.91%	[2]
Class IS
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.66%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	6.46%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.49%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 309
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class IS shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2013 and therefore Class IS shares do not have annualized return information to report.
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01		[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05		[5]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10		[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[5]
CLASS I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2004	rr_AnnualReturn2004	47.49%
Annual Return 2005	rr_AnnualReturn2005	15.52%
Annual Return 2006	rr_AnnualReturn2006	56.06%
Annual Return 2007	rr_AnnualReturn2007	(17.59%)
Annual Return 2008	rr_AnnualReturn2008	(49.95%)
Annual Return 2009	rr_AnnualReturn2009	46.54%
Annual Return 2010	rr_AnnualReturn2010	9.51%
Annual Return 2011	rr_AnnualReturn2011	(19.92%)
Annual Return 2012	rr_AnnualReturn2012	44.05%
Annual Return 2013	rr_AnnualReturn2013	5.56%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	5.56%	[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	14.34%	[5]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.92%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997	[5]
CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	2.92%	[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	13.07%	[5]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.71%	[5]
CLASS I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	3.23%	[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	11.22%	[5]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.38%	[5]

[1]	The FTSE EPRA/NAREIT Developed ex-North America Real Estate-Net Total Return Index is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in the European and Asian real estate markets. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net Total Return" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 2/18/05 (gross returns used prior to 2/18/05). It is not possible to invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[3]	Other expenses have been estimated for the current fiscal year.
[4]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[5]	Class I shares are not offered in this Prospectus. Class IS shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2013 and therefore Class IS shares do not have annualized return information to report. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Portfolio as expenses of Class IS are estimated to be lower. Return information for the Portfolio's Class IS shares will be shown in future prospectuses offering the Portfolio's Class IS shares after the Portfolio's Class IS shares have a full calendar year of return information to report.